Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related parties	RELATED PARTIES
(a)Subsidiaries, associates and joint ventures
The subsidiaries, associates and joint ventures of the Company are disclosed in note 42.
All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10 Consolidated Financial Statements, IFRS 11 Joint Arrangements and IAS 28 Investments in Associates and Joint Ventures.
(b)Key management remuneration
Key management personnel include Executive Directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to US$19.6 million (2021: US$27.9 million) for 2022.
The details of key management personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 40 (c).
(c)Directors’ and prescribed officers’ remuneration
None of the Directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries, other than as stated below.
None of the Directors or officers of Gold Fields or any associate of such Director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.
At 31 December 2022, the Executive Committee and Non-executive Directors’ beneficial interest in the issued and listed stated capital of the Company was 0.1% (2021: 0.1% and 2020: 0.3%). No one Director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.
    Non-executive Directors (“NEDs”)
NEDs’ fees reflect their services as Directors and services on various subcommittees on which they serve.
NEDs do not participate in any of the short- or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.
The Remuneration Committee seeks to align NEDs’ fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders after recommendation by the Board at the Annual General Meeting.
40.    RELATED PARTIES continued
    Non-executive Directors (“NEDs”) continued
The following table summarises the remuneration for NEDs for the years ended 31 December 2022 and 2021:

	Directors Fees US$'000	Board fees Committee Fees US$'000	Total US$'000

C Carolus[1]	85.4	—	85.4
Y Suleman[2]	153.2	26.8	180.0
P Bacchus[3]	85.2	126.2	211.4
S Reid[4]	137.1	—	137.1
T Goodlace[5]	69.1	71.9	141.0
A Andani[6]	85.2	102.4	187.6
P Sibiya[7]	69.1	86.1	155.2
J McGill[8]	85.2	74.3	159.5
C Bitar[9]	57.3	46.8	104.1
Total - 2022	826.8	534.5	1,361.3

C Carolus	223.7	—	223.7
R Menell[10]	27.9	—	27.9
Y Suleman	73.4	75.6	149.0
P Bacchus	83.1	90.2	173.3
S Reid[4]	104.5	47.7	152.2
T Goodlace	73.4	56.9	130.3
A Andani[6]	83.1	50.2	133.3
C Letton[11]	34.4	28.3	62.7
P Mahanyele[12]	12.0	5.1	17.1
P Sibiya[7]	61.4	43.2	104.6
J McGill[8]	9.2	—	9.2
Total - 2021	786.1	397.2	1,183.3
1    C Carolus resigned from the Board on 31 May 2022.
2    Y Suleman was appointed as Chair of the Board on 1 June 2022. As Chair he received an all-inclusive fee from 1 June 2022.
3    P Bacchus was paid Committee fees for the respective Sub-Committees on which he has been appointed. The fees for his attendance at the Ad-hoc/Investment Sub-committee was paid as member fees and the delta for his fees as chair of the Committee was paid in March 2023.
4    S Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$32,906 (2021: US$36,825) for duties performed on behalf of these entities. He was appointed as lead independent director on 1 September 2021 with an all-inclusive fee.
5    T Goodlace was appointed to the Nominating Committee effective 23 November 2021. He was paid pro-rate fees for November 2021 plus the full monthly fee for December 2021, in February 2022.
6    A Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$79,882 (2021: US$74,025) for duties performed on behalf of these entities. He was appointed Chair of the Capital Projects Committee on 1 June 2021.
7    P Sibiya was appointed to the Board on 1 March 2021 and appointed as the Chair of the Audit Committee in June 2022.
8    J McGill was appointed to the Board on 22 November 2021 and only received Directors fees for this period in 2021.
9    C Bitar was appointed to the Board on 1 Mary 2022.
10R Menell resigned from the Board on 10 March 2021.
11C Letton resigned from the Board on 31 May 2021.
12P Mahanyele resigned from the Board on 28 February 2021.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2022

40.    RELATED PARTIES continued
    Executive Committee
The following table summarises the remuneration for Executive Directors and prescribed officers:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

Executive directors
C Griffith[5]	943.3	22.7	682.3	2,998.8	450.1	5,097.2
P Schmidt	617.1	46.2	453.9	3.0	833.2	1,953.4
	1,560.4	68.9	1,136.2	3,001.8	1,283.3	7,050.6
Prescribed officers
M Preece[6]	515.0	25.2	410.4	1.4	1,153.8	2,105.8
L Rivera[7]	853.0	362.8	—	—	720.0	1,935.8
R Butcher[8]	396.9	14.3	235.7	163.9	(244.8)	566.0
N Chohan	347.3	30.2	232.5	0.9	545.1	1,156.0
B Mattison	447.9	24.1	318.0	5.3	707.7	1,503.0
T Leishman	354.8	25.1	251.7	1.1	651.8	1,284.5
A Nagaser	251.2	26.1	174.0	10.9	342.5	804.7
S Mathews	562.3	18.4	264.5	2.3	555.4	1,402.9
R Bardien	305.4	25.8	211.8	—	375.5	918.5
J Mortoti[9]	378.1	58.9	324.2	69.9	25.0	856.1
	4,411.9	610.9	2,422.8	255.7	4,832.0	12,533.3
Total - 2022	5,972.3	679.8	3,559.0	3,257.5	6,115.3	19,583.9
Executive directors
C Griffith	719.5	17.7	748.2	—	302.7	1,788.1
N Holland[10]	318.5	6.1	741.1	757.3	2,103.5	3,926.5
P Schmidt	641.9	48.9	470.3	4.9	1,400.3	2,566.3
	1,679.9	72.7	1,959.6	762.2	3,806.5	8,280.9
Prescribed officers
L Rivera[7]	812.8	335.7	—	451.0	1,019.7	2,619.2
A Baku[11]	874.1	201.1	530.4	3,533.4	1,217.7	6,356.7
R Butcher[8]	429.3	36.9	261.2	—	443.5	1,170.9
N Chohan	368.0	32.0	263.7	1.2	648.6	1,313.5
B Mattison	466.2	25.5	306.8	1.7	826.9	1,627.1
T Leishman	375.9	26.6	251.3	1.5	652.1	1,307.4
A Nagaser	266.1	27.6	183.4	11.1	396.0	884.2
S Mathews	564.7	40.2	337.0	27.3	793.3	1,762.5
M Preece	545.6	26.7	333.1	1.0	614.4	1,520.8
R Bardien	323.6	27.4	219.2	1.8	512.2	1,084.2
	5,026.3	779.7	2,686.1	4,030.0	7,124.4	19,646.5
Total - 2021	6,706.2	852.4	4,645.7	4,792.2	10,930.9	27,927.4
[1]    The total US$ amounts paid for 2022 and included in salary were as follows: C Griffith US$336,501 (2021: US$$244,500), NJ Holland US$nil (2021: US$106,950), P Schmidt US$135,300 (2021: US$131,500) and B Mattison US$96,200 (2021: US$93,500).
[2]    The annual bonuses for the year ended 31 December 2021 and 31 December 2022 were paid in February/March 2022 and February/March 2023, respectively.
[3]    Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]    The share-based payment expense is calculated in terms of IFRS and is not the cash amounts paid.
5    C Griffith stepped down as CEO and exited the Company with effect from 31 December 2022. Other payments for 2022 include termination payments in line with his separation agreement.
6    M Preece was EVP for the South Africa region until 31 December 2022 and took over as interim CEO on 1 January 2023.
[7]    Other payments for 2021 and 2022 include advance payment of portion of estimated Peru Utilidades.
8    R Butcher resigned effective 30 September 2022. His cash incentive payment for 2022 was negotiated and approved by Remco and the Board.
9    J Mortoti was appointed on 1 July 2022.
10NJ Holland retired effective 31 March 2021. Other payments for 2021 include a termination payment in line with his retirement agreement of which US$215,881.
11    A Baku resigned on 31 December 2021. Other payments for 2021 relate to termination payments and leave encashment.